Income Tax - Reconciliation of Expected Tax Expense with Actual Tax Expense (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of reconciliation of average effective tax rate and applicable tax rate [line items]
Income tax rate	25.00%	25.00%	25.00%
Preferential income tax rate	15.00%
CHINA (member)
Disclosure of reconciliation of average effective tax rate and applicable tax rate [line items]
Income tax rate	25.00%
Other tax jurisdictions [member] | Bottom of range [member]
Disclosure of reconciliation of average effective tax rate and applicable tax rate [line items]
Income tax rate	8.00%
Other tax jurisdictions [member] | Top of range [member]
Disclosure of reconciliation of average effective tax rate and applicable tax rate [line items]
Income tax rate	35.00%